TRANSAMERICA FUNDS

Transamerica Inflation Opportunities

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

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Transamerica Inflation Opportunities

Effective immediately, the following replaces the information in the Class I2 Prospectus and Summary Prospectus for Transamerica Inflation Opportunities relating to PineBridge Investments LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as Transamerica Inflation Opportunities investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:

Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since 2014

Roberto Coronado	Co-Portfolio Manager	since 2016

The following replaces the information in the Class I2 Prospectus for Transamerica Inflation Opportunities under the section entitled  “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed Income
Roberto Coronado	PineBridge Investments LLC	Portfolio Manager of the fund since 2016; Employee of PineBridge Investments LLC since 2014; Senior Vice President and Senior Portfolio Manager of Investment Grade Fixed Income

The following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

Transamerica Inflation Opportunities

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Robert A. Vanden Assem, CFA	10	$3.99 billion	66	$3.40 billion	40	$11.11 billion
Roberto Coronado	4	$1.06 billion	3	$491 million	1	$67 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert A. Vanden Assem, CFA	0	$0	0	$0	0	$0
Roberto Coronado	0	$0	0	$0	0	$0

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Transamerica Unconstrained Bond

Effective immediately, the following replaces the information in the Class I2 Prospectus and Summary Prospectus for Transamerica Unconstrained Bond relating to PineBridge Investments LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as Transamerica Unconstrained Bonds investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:

Michael J Kelly, CFA	Portfolio Manager	since 2014

Robert A. Vanden Assem, CFA	Portfolio Manager	since 2014

Steven Oh, CFA	Portfolio Manager	since 2014

Peter Hu, CFA	Portfolio Manager	since 2014

Roberto Coronado	Portfolio Manager	since 2016

The following replaces the information in the Class I2 Prospectus for Transamerica Unconstrained Bond under the section entitled  “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael J Kelly, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 1999
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2001
Steven Oh, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2000
Peter Hu, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2006
Roberto Coronado	PineBridge Investments LLC	Portfolio Manager of the fund since 2016; Portfolio Manager PineBridge Investments LLC since 2014

The following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

Transamerica Unconstrained Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael J Kelly, CFA	8	$2.53 billion	9	$1.27 billion	35	$9.85 billion
Robert A. Vanden Assem, CFA	10	$3.99 billion	66	$3.40 billion	40	$11.11 billion
Steven Oh, CFA	1	$199 million	20	$5.70 billion	19	$6.55 billion
Peter Hu, CFA	2	$622 million	2	$462 million	2	$273 million
Roberto Coronado	4	$1.06 billion	3	$491 million	1	$67 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael J Kelly, CFA	0	$0	0	$0	0	$0
Robert A. Vanden Assem, CFA	0	$0	0	$0	0	$0
Steven Oh, CFA	0	$0	0	$0	0	$0
Peter Hu, CFA	0	$0	0	$0	0	$0
Roberto Coronado	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

November 4, 2016